Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

(202) 822-9611

January 22, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	MTB Funds (the “Registrant”)
File Nos. 811-05514, 033-20673

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 79 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) revising the MTB Balanced Fund’s investment strategies to permit it to invest in affiliated and unaffiliated investments companies, as well as ETFs and closed-end funds; (ii) re-naming it the MTB Strategic Allocation Fund; and (iii) adding Class C shares to the MTB Intermediate-Term Bond Fund, MTB Short-Duration Government Bond Fund and MTB Short-Term Corporate Bond Fund. Additionally, the Registrant has revised its risk/return summary disclosure to conform with the new summary prospectus requirements of Form N-1A.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (202) 419-8412.

Very truly yours,

/s/ Alison M. Fuller, Esq.
Alison M. Fuller, Esq.

cc:	Michael D. Daniels
Jeffrey Seling